John Hancock Small Company Fund

Supplement dated 11-24-2010 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus

In the “Fund summary” section, under the heading “Past performance,” the Total return line under the

“Calendar year total returns” bar chart is amended and restated as follows:

Total return      The fund’s total return for the three months ended March 31, 2010 was 8.61%.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.